Note 8 - Capital Assets	12 Months Ended
Jan. 31, 2013
Property, Plant and Equipment Disclosure [Text Block]
Note 8 - Capital Assets

	January 31,	January 31,
	2013	2012
Cost
Computer equipment and software	29,592	25,746
Furniture and fixtures	1,538	1,947
Leasehold improvements	1,140	3,086
Assets under construction	95	2,637
	32,365	33,416
Accumulated amortization
Computer equipment and software	20,118	19,851
Furniture and fixtures	1,153	1,700
Leasehold improvements	858	2,578
	22,129	24,129
	10,236	9,287

Computer equipment and software cost includes $0.2 million and $0.3 million of assets recorded under capital leases as of January 31, 2013 and January 31, 2012, respectively. Amortization expense related to assets under capital leases was less than $0.1 million, $0.1 million and $0.1 million for the years ended January 31, 2013, January 31, 2012 and January 31, 2011, respectively.

As discussed in Note 18, other charges include $0.4 million for write-off of redundant assets for the year ended January 31, 2011. The redundant assets represent computer software from our Belgian operations, acquired as part of the Porthus acquisition, which were made redundant as we continue to integrate Porthus into our operations.